Restricted Investments	12 Months Ended
Dec. 31, 2015
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Restricted Investments

6.    Restricted Investments

As of December 31, 2015 and 2014, the Company had $250,000 and $350,000, respectively, recorded as restricted investments, which primarily served as collateral for letters of credit securing its leased facilities in Alabama and California.